Consolidated balance sheet - EUR (€) € in Millions		Jun. 30, 2022	Dec. 31, 2021
Assets [Abstract]
Cash and central bank balances		€ 177,070	€ 192,021
Interbank balances (w/o central banks)		7,902	7,342
Central bank funds sold and securities purchased under resale agreements		9,121	8,368
Securities borrowed		164	63
Financial assets at fair value through profit or loss [Abstract]
Trading assets		103,953	102,396
Positive market values from derivative financial instruments		322,984	299,732
Non-trading financial assets mandatory at fair value through profit and loss		88,723	88,965
Financial assets designated at fair value through profit or loss		96	140
Total financial assets at fair value through profit or loss		515,756	491,233
Financial assets at fair value through other comprehensive income		31,515	28,979
Equity method investments		1,185	1,091
Loans at amortized cost		493,904	472,069
Property and equipment		5,595	5,536
Goodwill and other intangible assets		7,155	6,824
Other assets	[1]	135,104	103,784
Assets for current tax		1,429	1,214
Deferred tax assets		6,020	6,180
Total assets		1,391,918	1,324,705
Liabilities and equity [Abstract]
Deposits		617,144	604,396
Central bank funds purchased and securities sold under repurchase agreements		1,213	747
Securities loaned		8	24
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities		58,970	54,718
Negative market values from derivative financial instruments		303,482	287,109
Financial liabilities designated at fair value through profit or loss		60,101	58,468
Investment contract liabilities		494	562
Total financial liabilities at fair value through profit or loss		423,047	400,857
Other short-term borrowings		5,189	4,034
Other liabilities	[1]	127,179	97,795
Provisions		2,539	2,641
Liabilities for current tax		690	600
Deferred tax liabilities		866	498
Long-term debt		143,924	144,485
Trust preferred securities		521	528
Total liabilities		1,322,319	1,256,606
Common shares, no par value, nominal value of EUR 2.56		5,291	5,291
Additional paid-in capital		40,367	40,580
Retained earnings		15,239	12,680
Common shares in treasury, at cost		(396)	(6)
Accumulated other comprehensive income (loss), net of tax		1	(449)
Total shareholders equity		60,502	58,096
Additional equity components		7,328	8,305
Noncontrolling interests		1,769	1,698
Total equity		69,599	68,099
Total liabilities and equity		€ 1,391,918	€ 1,324,705

[1]	Includes non-current assets and disposal groups held for sale.